Mining interests (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2019	1,451.1	409.0	1,260.2	129.4	3,249.7
Additions	57.7	85.7	68.3	88.2	299.9
Disposals	—	—	(9.1)	—	(9.1)
Transfers	60.6	—	—	(60.6)	—
Sale of Blackwater, net of retained mineral interest (Note 10)	—	(194.3)	(20.3)	—	(214.6)
As at December 31, 2020	1,569.4	300.4	1,299.1	157.0	3,325.9
Additions	113.2	110.6	36.5	59.0	319.3
Disposal of Blackwater stream (Note 10)	—	(150.0)	—	—	(150.0)
Disposals	(0.3)	—	(7.6)	—	(7.9)
Transfers	63.6	—	34.3	(97.9)	—
As at December 31, 2021	1,745.9	261.0	1,362.3	118.1	3,487.3
ACCUMULATED DEPRECIATION
As at December 31, 2019	831.4	—	490.3	—	1,321.7
Depreciation for the year	77.7	—	112.0	—	189.7
Disposals	—	—	(7.2)	—	(7.2)
Sale of Blackwater (Note 10)	—	—	(6.6)	—	(6.6)
As at December 31, 2020	909.1	—	588.5	—	1,497.6
Depreciation for the period	96.7	—	110.6	—	207.3
Disposals	(0.1)	—	(5.4)	—	(5.5)
As at December 31, 2021	1,005.7	—	693.7	—	1,699.4
CARRYING AMOUNT
As at December 31, 2020	660.3	300.4	710.6	157.0	1,828.3
As at December 31, 2021	740.2	261.0	668.6	118.1	1,787.9
See the table below for a reconciliation of the gain on sale of the Blackwater stream:

(in millions of U.S. dollars)
Carrying value of assets sold
Mineral interest	150.0
Proceeds received
Cash	300.0
Transaction costs incurred	(2.7)
Gain on sale of Blackwater stream	147.3

Schedule of segmented assets and liabilities
Carrying amount by property as at December 31, 2021

	As at December 31, 2021
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	396.5	224.0	154.0	44.1	818.6
Rainy River	343.7	35.9	513.1	74.0	966.7
Other(1)	—	1.1	1.5	—	2.6
Carrying amount	740.2	261.0	668.6	118.1	1,787.9
1.Other includes corporate balances and exploration properties.
Carrying amount by property as at December 31, 2020:

	As at December 31, 2020
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	382.9	127.5	150.0	27.4	687.8
Rainy River	277.4	21.8	558.4	129.6	987.2
Other(1)	—	151.1	2.2	—	153.3
Carrying amount	660.3	300.4	710.6	157.0	1,828.3
1.Other includes corporate balances, exploration properties, and the retained mineral interest in the Blackwater property.